UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/10

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 11/3/10
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 82

Form 13F Information Table Value Total: $366,321  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]



                                                               Market
Value                 Other   Voting
Issuer                               Class     CUSIP           x 1000
DiscretiQuantityManagersAuthority

3M COMPANY CMN                       COMMON    88579Y101
28.96114  Sole       334  None   Sole
ABBOTT LABORATORIES CMN              COMMON    002824100
6987.6224  Sole    133760  None   Sole
ALTRIA GROUP, INC. CMN               COMMON    00209S103
64.854  Sole      2700  None   Sole
AMERICAN STATES WATER CO CMN         COMMON    29899101
193.212  Sole      5400  None   Sole
AMERICAN WATER WORKS CO, INC.        COMMON    030420103
139.62  Sole      6000  None   Sole
APPLE, INC. CMN                      COMMON    29250X103
970.425  Sole      3420  None   Sole
AQUA AMERICA INC CMN                 COMMON    03836W103
424.99256  Sole     20832  None   Sole
BAXTER INTERNATIONAL INC CMN         COMMON    071813109
2767.18  Sole     58000  None   Sole
BERKSHIRE HATHAWAY INC. CLASS        COMMON    084670207
392.73  Sole      4750  None   Sole
BOARDWALK PIPELINE PARTNERS LP       COMMON    096627104
1913.29  Sole     58600  None   Sole
BRISTOL-MYERS SQUIBB COMPANY C       COMMON    110122108
6298.1952  Sole    232320  None   Sole
BUCKEYE GP HOLDINGS L.P. CMN         COMMON    118167105
604.94  Sole     14000  None   Sole
BUCKEYE PARTNERS LP UNITS CMN        COMMON    118230101
2298.7  Sole     36200  None   Sole
CALIFORNIA WATER SERVICE GROUP       COMMON    130788102
140.41  Sole      3800  None   Sole
CATERPILLAR INC (DELAWARE) CMN       COMMON    149123101
4721.5868  Sole     60010  None   Sole
CELGENE CORPORATION CMN              COMMON    151020104
230.44  Sole      4000  None   Sole
CHEVRON CORPORATION CMN              COMMON    166764100
1746.6275  Sole     21550  None   Sole
CISCO SYSTEMS, INC. CMN              COMMON    17275R102
38.325  Sole      1750  None   Sole
COACH INC CMN                        COMMON    189754104
6873.6  Sole    160000  None   Sole
COCA-COLA COMPANY (THE) CMN          COMMON    191216100
1.1704  Sole        20  None   Sole
CONNECTICUT WATER SVC CMN            COMMON    207797101
95.8  Sole      4000  None   Sole
CONSOLIDATED EDISON INC CMN          COMMON    209115104
12.19966  Sole       253  None   Sole
COVIDIEN PLC CMN                     COMMON    G2552X108
1362.441  Sole     33900  None   Sole
DUNCAN ENERGY PARTNERS L.P. CM       COMMON    265026104
873.6  Sole     28000  None   Sole
EL PASO PIPELINE PARTNERS, L.P       COMMON    283705108
1866.474  Sole     58200  None   Sole
ELI LILLY & CO CMN                   COMMON    532457108
8854.872  Sole    242400  None   Sole
EMERSON ELECTRIC CO. CMN             COMMON    291011104
315.96  Sole      6000  None   Sole
ENBRIDGE ENERGY MGMT, LLC CMN        COMMON    29250X103
2037.53844  Sole     36932  None   Sole
ENBRIDGE ENERGY PARTNERS L P C       COMMON    29250R106
1297.344  Sole     23200  None   Sole
ENERGY TRANSFER PARTNERS, L.P.       COMMON    29273R109
197.948  Sole      4100  None   Sole
ENTERPRISE PRODUCTS PART L.P C       COMMON    293792107
4051.73512  Sole    102136  None   Sole
EOG RESOURCES INC CMN                COMMON    26875P101
16.26975  Sole       175  None   Sole
EXXON MOBIL CORPORATION CMN          COMMON    30231G10
6197.537  Sole    100300  None   Sole
GENERAL ELECTRIC CO CMN              COMMON    369604103
5362.5  Sole    330000  None   Sole
GOLDMAN SACHS GROUP, INC.(THE)       COMMON    38141G104
28.916  Sole       200  None   Sole
GOOGLE, INC. CMN CLASS A             COMMON    38259P508
398.54882  Sole       758  None   Sole
GUESS ?, INC. CMN                    COMMON    401617105
97.512  Sole      2400  None   Sole
HARLEY-DAVIDSON INC CMN              COMMON    412822108
0.8532  Sole        30  None   Sole
HOSPIRA, INC. CMN                    COMMON    441060100
4654.2964  Sole     81640  None   Sole
INTEL CORPORATION CMN                COMMON    458140100
17.76  Sole       925  None   Sole
INTUIT INC CMN                       COMMON    461202103
17.524  Sole       400  None   Sole
JAMBA,INC. CMN                       COMMON    47023A101
98.55  Sole     45000  None   Sole
JOHNSON & JOHNSON CMN                COMMON    478160104
10557.984  Sole    170400  None   Sole
KIMBERLY CLARK CORP CMN              COMMON    494368103
7181.52  Sole    110400  None   Sole
KINDER MORGAN ENERGY PARTNERS,       COMMON    494550106
6774.8555  Sole     98903  None   Sole
KINDER MORGAN MANAGEMENT, LLC        COMMON    49455U100
15848.34075  Sole    263043  None   Sole
KRAFT FOODS INC. CMN CLASS A         COMMON    50075N104
27.12594  Sole       879  None   Sole
LABORATORY CORPORATION OF AMER       COMMON    50540R409
58.8225  Sole       750  None   Sole
MAGELLAN MIDSTREAM PARTNERS LP       COMMON    559080106
2232.93  Sole     43400  None   Sole
MCMORAN EXPLORATION INC CMN          COMMON    582411104
34.42  Sole      2000  None   Sole
MEAD JOHNSON NUTRITION COMPANY       COMMON    582839106
10584.06489  Sole    185979  None   Sole
MEDCO HEALTH SOLUTIONS, INC. C       COMMON    58405U102
13191.37928  Sole    253388  None   Sole
MERCK & CO., INC. CMN                COMMON    58933Y105
920.25  Sole     25000  None   Sole
MICROSOFT CORPORATION CMN            COMMON    594918104
18.3675  Sole       750  None   Sole
MIDDLESEX WATER CO CMN               COMMON    596680108
112.25544  Sole      6666  None   Sole
NATIONAL PENN BANCSHARES CMN         COMMON    637138108
153.21875  Sole     24515  None   Sole
NIKE CLASS-B CMN CLASS B             COMMON    654106103
33.2581  Sole       415  None   Sole
NISKA GAS STORAGE PARTNERS LLC       COMMON    654678101
1957.46  Sole    100900  None   Sole
NORFOLK SOUTHERN CORPORATION C       COMMON    655844108
67.8414  Sole      1140  None   Sole
ONEOK PARTNERS, L.P. LIMITED P       COMMON    68268N103
2202.648  Sole     29400  None   Sole
PEPSICO INC CMN                      COMMON    713448108
191.015  Sole      2875  None   Sole
PFIZER INC. CMN                      COMMON    717081103
17221.51  Sole   1003000  None   Sole
PHILIP MORRIS INTL INC CMN           COMMON    718172109
6770.80128  Sole    120864  None   Sole
PLAINS ALL AMERICAN PIPELINE L       COMMON    726503105
2255.3235  Sole     35850  None   Sole
PLUM CREEK TIMBER COMPANY INC        COMMON    729251108
225.92  Sole      6400  None   Sole
PRICE T ROWE GROUP INC CMN           COMMON    74144T108
25.0325  Sole       500  None   Sole
PROCTER & GAMBLE COMPANY (THE)       COMMON    742718109
11361.73629  Sole    189457  None   Sole
RAYONIER INC CMN                     COMMON    754907103
275.66  Sole      5500  None   Sole
SCHLUMBERGER LTD CMN                 COMMON    806857108
592.6882  Sole      9620  None   Sole
SIGMA-ALDRICH CORPORATION CMN        COMMON    826552101
7594.2945  Sole    125775  None   Sole
SPDR S&P 500 ETF TRUST SPDR          COMMON    78462F10
263.18378  Sole      2306  None   Sole
SPDR S&P MIDCAP 400 ETF TRUST        COMMON    59563510
329.32458  Sole      2262  None   Sole
SUNOCO LOGISTICS PARTNERS LP C       COMMON    86786L108
1085.37  Sole     13800  None   Sole
TARGA RESOURCES PARTNERS LP CM       COMMON    87611X105
305.58  Sole     11000  None   Sole
TC PIPELINES, L.P. CMN               COMMON    87233Q108
6797.569  Sole    146200  None   Sole
TOOTSIE ROLL & IND. CMN              COMMON    890516107
0.69664  Sole        28  None   Sole
TOOTSIE ROLL INDS INC CL-B CMN       COMMON    89051620
17.424  Sole       792  None   Sole
WALT DISNEY COMPANY (THE) CMN        COMMON    254687106
6257.886  Sole    189060  None   Sole
WEYERHAEUSER CO CMN                  COMMON    962166104
252.16  Sole     16000  None   Sole
WILLIAMS PARTNERS L. P. CMN          COMMON    96950F104
2217.0536  Sole     52289  None   Sole
WILLIAMS-SONOMA, INC. CMN            COMMON    969904101
149911.836  Sole   4729080  None   Sole
ZIMMER HLDGS INC CMN                 COMMON    98956P102
5719.1457  Sole    109290  None   Sole


366321.014